Quarterly Holdings Report
for

Fidelity® Series International Growth Fund

July 31, 2019

GSV-S-QTLY-0919
1.907949.109

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Australia - 3.1%
CSL Ltd.	3,129,438	$488,324,982
Austria - 0.5%
Andritz AG	2,136,560	76,536,963
Bailiwick of Jersey - 1.2%
Experian PLC	6,049,200	183,910,802
Belgium - 0.5%
KBC Groep NV	1,253,651	80,880,497
Brazil - 0.9%
BM&F BOVESPA SA	12,308,300	136,069,065
Canada - 2.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,376,300	84,363,290
Canadian National Railway Co.	724,200	68,546,040
Canadian Pacific Railway Ltd.	443,800	105,959,856
Franco-Nevada Corp.	877,800	76,287,059
Pason Systems, Inc.	2,004,369	26,941,587
PrairieSky Royalty Ltd. (a)	2,273,200	30,451,717

TOTAL CANADA		392,549,549

Cayman Islands - 1.4%
Alibaba Group Holding Ltd. sponsored ADR (b)	1,270,400	219,918,944
Denmark - 0.2%
Jyske Bank A/S (Reg.)	913,600	29,158,599
Finland - 0.2%
Tikkurila Oyj	1,797,108	28,010,732
France - 5.9%
Edenred SA	3,244,959	163,228,187
Elis SA	2,069,752	38,446,595
Legrand SA	1,846,700	130,548,800
LVMH Moet Hennessy Louis Vuitton SE	782,900	323,384,019
Safran SA	1,919,600	275,930,885

TOTAL FRANCE		931,538,486

Germany - 9.1%
Deutsche Borse AG	1,192,200	165,504,180
Linde PLC	1,816,612	349,409,422
MTU Aero Engines Holdings AG	809,200	202,895,166
SAP SE	4,765,984	582,575,091
Vonovia SE	2,503,600	122,665,935

TOTAL GERMANY		1,423,049,794

Hong Kong - 4.7%
AIA Group Ltd.	53,867,200	551,372,180
Hong Kong Exchanges and Clearing Ltd.	5,760,300	193,582,699

TOTAL HONG KONG		744,954,879

India - 1.5%
Housing Development Finance Corp. Ltd.	7,507,966	230,524,798
Ireland - 1.7%
CRH PLC sponsored ADR	7,873,006	262,643,480
Italy - 0.5%
Interpump Group SpA	3,005,649	84,778,417
Japan - 12.4%
Azbil Corp.	4,293,000	103,191,424
DENSO Corp.	2,633,300	111,771,650
East Japan Railway Co.	1,396,700	128,042,523
Fanuc Corp.	886,900	157,625,586
Hoya Corp.	3,196,224	246,936,876
Keyence Corp.	752,500	436,669,960
Komatsu Ltd.	3,822,300	85,468,194
Misumi Group, Inc.	7,594,100	172,697,890
Nabtesco Corp.	2,798,800	76,176,549
OSG Corp.	3,875,200	77,546,745
SHO-BOND Holdings Co. Ltd. (c)	2,918,400	100,463,351
USS Co. Ltd.	12,674,900	252,472,730

TOTAL JAPAN		1,949,063,478

Kenya - 0.4%
Safaricom Ltd.	256,400,600	67,519,235
Korea (South) - 0.3%
BGF Retail Co. Ltd.	323,987	55,434,467
Netherlands - 3.6%
ASML Holding NV (Netherlands)	2,544,300	566,931,507
New Zealand - 0.6%
Auckland International Airport Ltd.	15,112,831	92,067,920
Norway - 0.9%
Adevinta ASA:
Class A (b)	256,500	2,878,703
Class B	4,928,995	54,817,316
Schibsted ASA (B Shares)	2,992,191	77,298,042

TOTAL NORWAY		134,994,061

South Africa - 1.9%
Clicks Group Ltd.	7,283,219	103,439,359
Naspers Ltd. Class N	790,410	192,670,571

TOTAL SOUTH AFRICA		296,109,930

Spain - 2.9%
Amadeus IT Holding SA Class A	4,474,700	353,481,252
Merlin Properties Socimi SA	2,710,300	37,053,731
Prosegur Compania de Seguridad SA (Reg.)	15,251,589	71,214,641

TOTAL SPAIN		461,749,624

Sweden - 5.1%
ASSA ABLOY AB (B Shares)	17,286,617	396,505,448
Atlas Copco AB (A Shares)	7,011,800	215,552,294
Epiroc AB Class A	10,545,800	115,814,142
Fagerhult AB	4,534,370	28,160,145
Loomis AB (B Shares)	1,285,619	44,312,188

TOTAL SWEDEN		800,344,217

Switzerland - 10.5%
Nestle SA (Reg. S)	8,722,445	925,339,828
Roche Holding AG (participation certificate)	1,955,481	523,414,219
Schindler Holding AG:
(participation certificate)	754,326	174,597,401
(Reg.)	154,309	34,785,660

TOTAL SWITZERLAND		1,658,137,108

Taiwan - 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	23,167,000	190,273,978
United Kingdom - 5.7%
BAE Systems PLC	9,570,800	63,585,878
Elementis PLC	15,468,883	28,405,680
Informa PLC	8,135,988	86,475,089
InterContinental Hotel Group PLC ADR (a)	4,481,538	314,379,891
Prudential PLC	11,692,238	240,558,851
Rightmove PLC	10,868,100	69,837,024
Spectris PLC	2,873,394	88,965,755

TOTAL UNITED KINGDOM		892,208,168

United States of America - 19.7%
Alphabet, Inc. Class A (b)	115,994	141,303,891
Autoliv, Inc. (a)	1,410,327	101,755,093
Berkshire Hathaway, Inc. Class B (b)	779,850	160,204,586
Black Knight, Inc. (b)	2,016,900	127,710,108
Lam Research Corp.	301,600	62,916,776
Marsh & McLennan Companies, Inc.	2,165,773	213,978,372
Martin Marietta Materials, Inc.	787,366	195,069,927
MasterCard, Inc. Class A	1,727,310	470,294,694
Moody's Corp.	876,900	187,954,746
MSCI, Inc.	951,900	216,309,756
PayPal Holdings, Inc. (b)	1,074,800	118,657,920
PriceSmart, Inc.	647,664	39,507,504
ResMed, Inc.	1,599,200	205,817,040
S&P Global, Inc.	836,271	204,844,581
Sherwin-Williams Co.	416,200	213,527,248
Visa, Inc. Class A	2,434,196	433,286,888

TOTAL UNITED STATES OF AMERICA		3,093,139,130

TOTAL COMMON STOCKS
(Cost $10,350,982,404)		15,570,822,810

Money Market Funds - 1.5%
Fidelity Cash Central Fund 2.43% (d)	87,507,810	87,525,312
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	153,612,087	153,627,448
TOTAL MONEY MARKET FUNDS
(Cost $241,150,671)		241,152,760
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $10,592,133,075)		15,811,975,570
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(101,192,252)
NET ASSETS - 100%		$15,710,783,318

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,255,320
Fidelity Securities Lending Cash Central Fund	1,251,018
Total	$7,506,338

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
SHO-BOND Holdings Co. Ltd.	$103,974,547	$--	$--	$1,569,701	$--	$(3,511,196)	$100,463,351
Total	$103,974,547	$--	$--	$1,569,701	$--	$(3,511,196)	$100,463,351

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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